Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Minimum Commitments to Transporter	Our minimum commitments to the Transporter as of December 31, 2016 is as follows (in thousands):

2017	2018	2019
$4,380	$4,380	$768

Summmary of Minimum Commitments of Lease Obligations

The table below reflects our minimum commitments as of December 31, 2016:

	2017	2018	2019	2020	Thereafter
Office Lease	$1,235	$1,259	$1,282	$1,306	$548
Compressor and Equipment	1,599	—	—	—	—

Total	$2,834	$1,259	$1,282	$1,306	$548